10 Accounts Receivable Concessions (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable Concessions
Accounts Receivable Related to the Concession
	12.31.2019	12.31.2018
Power distribution service concession (10.1)	836,818	783,023
Piped gas distribution service concession (10.2)	324,385	322,259
Bonus from the grant of concession agreements under the quota system (10.3)	647,984	625,772
Remeasurement of RBSE assets (10.4)	739,269	753,826
Generation concession agreements (10.5)	69,182	65,811
	2,617,638	2,550,691
Current	58,842	53,177
Noncurrent	2,558,796	2,497,514

Distribution Concession Agreement

10.1    Power distribution service concession

Balance as of January 1, 2018	684,206
Transfers from contract assets (Note 11.1)	66,380
Transfers to other receivables (assets held for disposal)	(1,334)
Fair value recognition	35,306
Loss on disposal	(1,535)
Balance as of December 31, 2018	783,023
Transfers from contract assets (Note 11.1)	28,987
Transfers to investments	348
Transfers to other receivables (assets held for disposal)	(1,578)
Fair value recognition	26,231
Incorporations (a)	(75)
Loss on disposal	(118)
Balance as of December 31, 2019	836,818
(a) Incorporation of assets and equipment through transfer free of charge, of which the amounts were classified in concession related receivables and in intangible assets (Note 18.1).

Piped gas distribution service concession

10.2    Piped gas distribution service concession

Balance as of January 1, 2018	303,668
Transfers from contract assets (Note 11.2)	6,399
Fair value recognition	12,193
Loss on disposal	(1)
Balance as of December 31, 2018	322,259
Transfers from contract assets (Note 11.2)	16,574
Transfers to intangible assets (Note 18.3)	(24,835)
Fair value recognition	10,415
Loss on disposal	(28)
Balance as of December 31, 2019	324,385

Bonus from the Grant of Concession Agreements

 10.3    Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2018	606,479
Transfers to electricity grid use charges - customers	(66,693)
Interest (Note 31.1)	85,986
Balance as of December 31, 2018	625,772
Transfers to electricity grid use charges - customers	(69,192)
Interest (Note 31.1)	91,404
Balance as of December 31, 2019	647,984

Remeasurement of RBSE Financial Assets

10.4    Remeasurement of RBSE financial assets

Balance as of January 1, 2018	1,418,370
Gain on remeasurement of the cash flow from the RBSE assets	(635,292)
Increase in the estimated amount due to the approval of the report on RBSE assets	82,640
Transfers to electricity grid use charges - customers	(111,892)
Balance as of December 31, 2018	753,826
Gain on the cash flow from the assets	90,346
Transfers to electricity grid use charges - customers	(104,902)
Balance as of December 31, 2019	739,270

Concession Agreement - Gas Distribution

Power generation concession contract

Balance as of January 1, 2018	68,859
Transfers to other current receivables - disposal of assets	(9,053)
Gain on remeasurement of the cash flow	1,247
Reversal of impairment (Note 32.4)	4,758
Balance as of December 31, 2018	65,811
Gain on remeasurement of the cash flow	426
Reversal of impairment (Note 32.4)	2,945
Balance as of December 31, 2019	69,182